Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Segment Reporting [Abstract]
Revenues by geographic area

Revenue by geographic area were as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
(in thousands)	2017	2018	2017	2018
United States	$104,242	$138,543	$200,587	$268,357
International	21,301	28,501	38,454	54,495

Total revenue	$125,543	$167,044	$239,041	$322,852

Revenues by geographic area were as follows:

	Year Ended January 31,
(in thousands)	2016	2017	2018
United States	$211,559	$316,309	$428,551
International	38,922	65,150	89,953

Total revenues	$250,481	$381,459	$518,504

Property and equipment by geographic area

Our property and equipment by geographic area were as follows:

(in thousands)	January 31, 2018	July 31, 2018
United States	$51,023	$49,499
International	11,996	10,916

Total property and equipment	$63,019	$60,415

Our property and equipment by geographic area as of January 31, 2017 and 2018 were as follows:

	January 31
(in thousands)	2017	2018
United States	$55,283	$51,023
International	8,396	11,996

Total property and equipment	$63,679	$63,019